Business and Basis of Presentation (Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Adoption of ASU 2018-12 for LDTI	Adjustment for implementation of ASU 2018-12
Out of period adjustment
Income (loss) from operations before income taxes	$ 1